Main Accounting Practices - Schedule of Balance Sheets Restated (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restated [Member]
Schedule of Balance Sheets Restated [Line Items]
OTHER CURRENT ASSETS		$ 386,919
Other Assets	[1]	1,025,195	$ 1,025,195
Total Current Assets		1,412,114
OTHER NON-CURRENT ASSETS		248,173
Intangible assets		512,012	501,945
Total Non-Current Assets		760,185	985,237
TOTAL ASSETS		2,172,299
Total Current Liabilities		6,992,147	5,943,336
Total Non-Current Liabilities		53,358	1,340,890
Capital stock		1,012,492	1,012,492
Accumulated Losses		(7,061,973)	(5,434,153)
Cumulative translation adjustment (CTA)		1,176,275	(315,372)
Negative Total Shareholders’ Equity		(4,873,206)	(4,737,033)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		2,172,299	2,547,193
Prior [Member]
Schedule of Balance Sheets Restated [Line Items]
OTHER CURRENT ASSETS		386,919
Other Assets	[1]
Total Current Assets		386,919
OTHER NON-CURRENT ASSETS		248,173
Intangible assets		2,703,445	2,667,955
Total Non-Current Assets		2,951,618	3,151,247
TOTAL ASSETS		3,338,537
Total Current Liabilities		6,992,147	5,943,336
Total Non-Current Liabilities		53,358	1,340,890
Capital stock		1,012,492	1,012,492
Accumulated Losses	[2]	(5,895,736)	(4,293,338)
Cumulative translation adjustment (CTA)		1,176,275	(315,372)
Negative Total Shareholders’ Equity		(3,706,969)	(3,596,218)	$ 1,257,690
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		3,338,537	3,688,008
Revision of Prior Period, Adjustment [Member]
Schedule of Balance Sheets Restated [Line Items]
Other Assets	[1]	1,025,195	1,025,195
Total Current Assets		1,025,195
OTHER NON-CURRENT ASSETS
Intangible assets		(2,191,433)	(2,166,010)
Total Non-Current Assets		(2,191,433)	(2,166,010)
TOTAL ASSETS		(1,166,238)
Total Current Liabilities
Total Non-Current Liabilities
Capital stock
Accumulated Losses	[2]	(1,166,238)	(1,140,815)
Cumulative translation adjustment (CTA)
Negative Total Shareholders’ Equity		(1,166,238)	(1,140,815)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ (1,166,238)	$ (1,140,815)

[1]	Reclassification adjustments related to deferred offering costs.
[2]	GAAP Adjustments related to R&D Costs